LEGG MASON PARTNERS VARIABLE EQUITY TRUST

FEBRUARY 2, 2011

SUPPLEMENT TO PROSPECTUSES DATED APRIL 30, 2010 OF

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

(CLASS I AND CLASS II)

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

(CLASS I AND CLASS II)

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

(CLASS I AND CLASS II)

LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

(CLASS I AND CLASS II)

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

(CLASS I AND CLASS II)

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

(CLASS I AND CLASS II)

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

(CLASS I AND CLASS II)

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

(CLASS I AND CLASS II)

LEGG MASON CLEARBRIDGE VARIABLE CAPITAL PORTFOLIO

The following text replaces the section of each Fund’s prospectus titled “More on fund management”:

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of December 31, 2010, LMPFA’s total assets under management were approximately $190.7 billion.

ClearBridge Advisors, LLC (“ClearBridge” or the “subadviser”) provides the day-to-day portfolio management of the fund, except for management of cash and short-term instruments. ClearBridge has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason in December 2005, but traces its asset management expertise over 45 years to several prominent firms including Smith Barney Asset Management, Davis Skaggs Investment Management and Salomon Brothers Asset Management. As of December 31, 2010, ClearBridge’s total assets under management were approximately $55.7 billion.

Western Asset Management Company (“Western Asset”) manages the fund’s cash and short-term instruments. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of December 31, 2010, the total assets under management of Western Asset and its supervised affiliates were approximately $453.9 billion.

LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of December 31, 2010, Legg Mason’s asset management operations had aggregate assets under management of approximately $671.8 billion.

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